ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATION
5.	ASSET RETIREMENT OBLIGATION

The following table describes changes to the Company’s asset retirement obligation (ARO) liability for the years ended December 31, 2013 and 2012:

	2013	2012
	(In millions)
Asset retirement obligation at beginning of year	$4,578	$3,887
Liabilities incurred	481	592
Liabilities acquired	53	72
Liabilities divested	(1,692)	—
Liabilities settled	(497)	(550)
Accretion expense	243	232
Revisions in estimated liabilities	56	345

Asset retirement obligation at end of year	3,222	4,578
Less current portion	(121)	(478)

Asset retirement obligation, long-term	$3,101	$4,100

The ARO liability reflects the estimated present value of the amount of dismantlement, removal, site reclamation, and similar activities associated with Apache’s oil and gas properties. The Company utilizes current retirement costs to estimate the expected cash outflows for retirement obligations. The Company estimates the ultimate productive life of the properties, a risk-adjusted discount rate, and an inflation factor in order to determine the current present value of this obligation. To the extent future revisions to these assumptions impact the present value of the existing ARO liability, a corresponding adjustment is made to the oil and gas property balance.

Accretion expense includes Argentina discontinued operations of $5 million and $4 million, respectively, for the years ended 2013 and 2012 and is included in Net income (loss) from discontinued operations, net of tax.

Additionally, accretion expense for the year ended 2011 included Argentina discontinued operations of $4 million, which is included in Net income (loss) from discontinued operations, net of tax.

During 2013 and 2012, the Company recorded $481 million and $592 million, respectively, in abandonment liabilities resulting from Apache’s active exploration and development capital program. Liabilities settled primarily relate to individual properties, platforms, and facilities plugged and abandoned during the period.